Income Taxes	12 Months Ended
Feb. 28, 2022
Income Tax Disclosure [Abstract]
Income Taxes

11. INCOME TAXES

Income tax expenses consist of the following:

	For the year ended
	February 29, 2020	February 28, 2021	February 28, 2022
	RMB	RMB	RMB	USD
Current income tax expense:
PRC	16,865	8,030	7,407	1,175
Deferred income tax expense:
PRC	(12,676)	(3,270)	14,436	2,288
Total income tax expense	4,189	4,760	21,843	3,463

Cayman Islands

Four Seasons Education (Cayman) Inc. is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, Four Seasons Education (Cayman) Inc. is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiary, Four Seasons Education (Hong Kong) Limited, which domiciled in Hong Kong, has introduced a two-tiered profits tax rate regime which is applicable to any year of assessment commencing on or after April 1, 2018. The profits tax rate for the first HK dollar 2,000 of profits of corporations will be lowered to 8.25%, while profits above that amount will continue to be subject to the tax rate of 16.5%. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. No provision for Hong Kong Profits tax has been made in the consolidated financial statements as it has no assessable income for the years ended February 29, 2020, February 28, 2021 and 2022.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), the Group’s subsidiaries and VIEs incorporated in the PRC are subject to statutory rate of 25%with the following exceptions.

According to the approval obtained from Tax Bureau during the year ended February 29, 2020, Shanghai Fuxi applied and was qualified as "Software Enterprise" and therefore it was entitled to the exemption from EIT for calendar year 2018. As a result, previously accrued income tax expenses of RMB6,118 were reversed in the year ended February 29, 2020. The statutory income tax rate of 25% was applied by Shanghai Fuxi from calendar year 2019. Certain entities within the Group are qualified as small low-profit enterprises. For the years ended February 29, 2020 and February 28, 2021, the portion of annual taxable income amount of a small low-profit enterprises which does not exceed RMB1 million shall be computed at a reduced rate of 25% as taxable income amount, and be subject to enterprise income tax at 20% tax rate; the portion of annual taxable income amount which exceeds RMB1 million but does not exceed RMB3 million shall be computed at a reduced rate of 50% as taxable income amount, and be subject to enterprise income tax at 20% tax rate. For the year ended February 28, 2022, the portion of annual taxable income amount of a small low-profit enterprises which does not exceed RMB1 million shall be computed at a reduced rate of 12.5% as taxable income amount, and be subject to enterprise income tax at 20% tax rate; the portion of annual taxable income amount which exceeds RMB1 million but does not exceed RMB3 million shall be computed at a reduced rate of 50% as taxable income amount, and be subject to enterprise income tax at 20% tax rate.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group’s deferred tax assets and liabilities were as follows:

	As of
	February 28, 2021	February 28, 2022
	RMB	RMB	USD
Deferred tax assets:
Net operating loss carry-forward	4,440	7,054	1,118
Advertising expenses	3,019	5,535	879
Rental	2,701	2,128	337
Accrued expenses	12,048	13,168	2,087
Property and equipment, net	102	119	19
Allowance for doubtful accounts	244	2,318	367
Less: valuation allowance	(6,301)	(27,368)	(4,338)
Total deferred tax assets	16,253	2,954	469

Deferred tax liabilities:
Intangible assets	1,673	725	115
Right-of-use asset	—	2,085	331
Total deferred tax liabilities	1,673	2,810	446

Net deferred tax assets	14,580	144	23

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law. Movement of the valuation allowance is as follows:

	As of
	February 28, 2021	February 28, 2022
	RMB	RMB	USD
Balance at the beginning of the year	(3,064)	(6,301)	(999)
Provided	(3,733)	(23,079)	(3,658)
Written off	496	2,012	319
Balance at the end of the year	(6,301)	(27,368)	(4,338)

As of February 28, 2022, PRC tax loss carry-forward amounted to RMB58,194 (US$9,225), and would expire from calendar year 2023 to 2027, respectively. HK tax loss carry-forward amounted to RMB4,540 (US$720) can be carried forward indefinitely. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. A valuation allowance of RMB27,368 (US$4,338) had been established as of February 28, 2022, in respect of certain deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%. The Group is not subject to any other uncertain tax position.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of income for the years ended February 29, 2020, February 28, 2021 and 2022. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Group’s subsidiaries have been provided as of February 28, 2021 and 2022.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group completed its feasibility analysis on a method, which the Group will ultimately execute if necessary to repatriate the undistributed earnings of the VIE without significant tax costs. As such, the Group does not accrue deferred tax liabilities on the earnings of the VIE given that the Group will ultimately use the means.

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended February 29, 2020, February 28, 2021 and 2022 are as follows:

	For the year ended
	February 29,	February 28,	February 28,
	2020	2021	2022
Statutory income tax rate	25%	25%	25%
Non-deductible expenses	(36%)	(32%)	(12%)
Effect of preferential tax rate	6%	8%	(5%)
Effect of different tax rate of subsidiary operation in other jurisdiction	2%	(7%)	(6%)
Effect of valuation allowance	(1%)	(19%)	(38%)
Effective tax rate	(4%)	(25%)	(36%)

For the year ended February 29, 2020 and February 28, 2022, the non-deductible expense is mainly due to goodwill impairment.